GOING CONCERN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern.
Net loss	$ (2,489)	$ (9,590)	$ (56,582)
Net cash used in operating activities	(48,163)	(20,715)	35,826
Working capital deficit	50,586
Accumulated deficit	(262,200)	(259,321)
Proceeds by operation	4,110
Proceeds from the bank facility	$ 685	$ 0	$ 0